Employees and Employee-Related Costs - Number of employees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employees and Employee-Related Costs
Average number of full-time employees	55	62	53
Number of employees at end of period:
Number of employees, including consultants, by country at end of period:	49	63	61
Denmark and United States
Number of employees at end of period:
Number of employees, including consultants, by country at end of period:	49	63	61